Composition of Certain Financial Statement Captions - Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Assets [Abstract]
Deposits	$ 39	$ 42
Total other assets	$ 39	$ 42